Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows From Operating Activities
Net Loss	$ (525,160)	$ (195,011)
Adjustments to Reconcile Net Loss to Net Cash Used By Operating Activities
Gain on Extinguishment of Debt	0	(120,000)
Stock Compensation Expense for Services	900	0
Amortization of Debt discount on Notes Payable and Preferred Stock	37,400	108,408
Amortization of Intangible Assets	12,205	12,477
Increase (Decrease) in:
Prepaid Expense	0	(4,379)
Accounts Payable	(14,349)	(40,360)
Accrued Liabilities	39,198	2,841
Derivative Liability	277,649	(84,700)
Shares Payable to Related Parties	0	179,236
Salaries Payable to Related Parties	15,099	15,947
Net Cash Used By Operating Activities	(157,058)	(125,541)
Cash Flows From Financing Activities
Cash Received from Sale of Common Stock	113,826	246,000
Cash Payments of Offering Costs	(2,277)	(4,920)
Proceeds from Sale of Series B Preferred Stock	188,000	0
Net Cash Provided By Financing Activities	299,549	241,080
Net Increase in Cash and Cash Equivalents	142,491	115,539
Cash and Cash Equivalents - Beginning of Period	46,821	103,074
Cash and Cash Equivalents - End of Period	189,312	218,613
Supplement Disclosures of Cash Flow Information
Interest Paid	0	0
Income Taxes	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities
Conversion of Convertible Notes Payable and Derivative Liabilities	0	168,520
Beneficial Conversion Feature Discount on Notes Payable	0	360,000
Effect of Adopting ASU-2020-06	$ (57,149)	$ 0